GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 5,356,717	$ 6,860,049
Working capital deficit	$ 1,700,000